Other Current Assets - Schedule of Other Current Assets (Details) - USD ($) shares in Thousands, $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Other Current Assets [Line Items]
Investment in listed equity securities (note 9 and 18)	$ 660,642	$ 0
Other receivables	4,288	6,291
Prepaid expenses	3,963	2,391
Other current assets	668,893	8,682
Dividends receivable	1,900
Level 2 | Carrying value
Other Current Assets [Line Items]
Investment in listed equity securities (note 9 and 18)	$ 658,779	$ 0
New Fortress Energy (NFE)
Other Current Assets [Line Items]
Equity instrument (in shares)	18,600
Dividends receivable	$ 1,900
New Fortress Energy (NFE) | Level 2 | Carrying value
Other Current Assets [Line Items]
Investment in listed equity securities (note 9 and 18)	$ 658,800